Interest-bearing loans and borrowings - long term - Summary of Interest - Bearing Loans And Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Non convertible debentures (secured)	₨ 15,391	$ 164	₨ 50,146
Compulsorily convertible debentures (unsecured)	15,776	168	20,245
Optionally convertible debentures (unsecured)	2,497	27	2,537
Term loan from bank (secured)	171,910	1,832	146,265
Term loan from financial institutions (secured)	172,300	1,836	211,403
Senior secured notes (secured)	149,453	1,592	151,711
Others (Unsecured)	294	3
Interest-bearing loans and borrowings - total	527,621	5,623	582,307
Interest-bearing loans and borrowings - net	527,621	5,623	582,307
Current portion of Long term interest bearing loans and borrowings, Non convertible debentures (secured)	64,436	687	22,828
Current portion of Long term interest bearing loans and borrowings, Compulsorily convertible debentures (unsecured)	6,735	72
Current portion of Long term interest bearing loans and borrowings, Optionally convertible debentures (unsecured)	207	2
Current portion of Long term interest bearing loans and borrowings, Term loan from bank (secured)	44,001	469	17,552
Current portion of Long term interest bearing loans and borrowings, Term loan from financial institutions (secured)	42,408	452	20,004
Current portion of Long term interest bearing loans and borrowings, Senior secured notes	25,500	272
Current portion of Long term interest bearing loans and borrowings, Interest-bearing loans and borrowings - total	183,287	1,953	60,384
Amount disclosed under the head 'Interest-bearing loans and borrowings - short term'	₨ (183,287)	(1,953)	₨ (60,384)
Interest-bearing loans and borrowings - net		$ 0
Optionally Convertible Debentures Unsecured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	8.00%	8.00%
Other Unsecured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	5.25%	5.25%
Maturity	March 2028
Bottom of range [member] | Non Convertible Debentures Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	6.03%	6.03%
Maturity	May 2026
Bottom of range [member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	8.00%	8.00%
Maturity	March 2027
Bottom of range [member] | Optionally Convertible Debentures Unsecured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Maturity	May 2053
Bottom of range [member] | Term Loan From Banks Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	5.05%	5.05%
Maturity	June 2026
Bottom of range [member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	6.33%	6.33%
Maturity	May 2026
Bottom of range [member] | Senior Secured Notes Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	4.50%	4.50%
Maturity	Mar 2027
Top of range [member] | Non Convertible Debentures Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	11.50%	11.50%
Maturity	June 2054
Top of range [member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	13.00%	13.00%
Maturity	August 2060
Top of range [member] | Optionally Convertible Debentures Unsecured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Maturity	Jul 2053
Top of range [member] | Term Loan From Banks Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	9.50%	9.50%
Maturity	March 2045
Top of range [member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	10.60%	10.60%
Maturity	January 2046
Top of range [member] | Senior Secured Notes Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	7.28%	7.28%
Maturity	February 2031